COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

(15)       COMMITMENTS AND CONTINGENCIES

Lease commitments

The Group entered into non-cancelable operating leases, primarily for office space, for initial terms of two to three years.

Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease, including any periods of free rent.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of March 31, 2013 are:

Minimum
Lease Amount
RMB
Year ended:
March 31, 2014	5,859,831
March 31, 2015	2,368,911
March 31, 2016	1,963,867
March 31, 2017	—
March 31, 2018	—
10,192,609

Rental expense for operating leases (except leases with a term of one month or less that are not renewed) for the years ended March 31, 2011, 2012 and 2013 were RMB 5,446,033, RMB 5,159,138 and RMB 6,517,907 respectively.